DERIVATIVE LIABILITY (Schedule of fair value of earn of earn out shares) (Details) - Earn out shares [Member]	Jan. 31, 2023	Jan. 31, 2022
Discount rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	4.43	1.24
Expected life in years [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	3.31	4.33
Expected stock volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	80	80
Expected volatility of foreign exchange [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	6.4	6.52